SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure of operating segments [line items]
Revenue	$ 687,381
Cost of sales	(758,749)
Other income (expenses)	(5,349,478)	$ (374,659)	$ (56,819)
Taxes	1,621
Corporate expenses:
Foreign currency translation	398,892
Comprehensive loss for the year	(7,101,341)	$ (1,928,870)	$ (465,644)
Capital expenditures:
Intangible assets	1,676,822
Goodwill	3,585,883
Operating segments
Disclosure of operating segments [line items]
Revenue	687,387
Cost of sales	(758,749)
Operating expenses	(318,682)
Other income (expenses)	(595,791)
Taxes	(1,621)
Segment loss	(987,462)
Corporate expenses:
Operating expenses	1,759,084
Other income (expenses)	(4,753,687)
Foreign currency translation	398,892
Comprehensive loss for the year	(7,101,341)
Capital expenditures:
Intangible assets	79,808
Goodwill	3,585,883
Film | Operating segments
Disclosure of operating segments [line items]
Revenue	0
Cost of sales	0
Operating expenses	0
Other income (expenses)	(442,585)
Taxes	0
Segment loss	(442,585)
Capital expenditures:
Intangible assets	0
Goodwill	0
Video Games | Operating segments
Disclosure of operating segments [line items]
Revenue	687,381
Cost of sales	(758,749)
Operating expenses	(318,682)
Other income (expenses)	(153,206)
Taxes	(1,621)
Segment loss	(544,877)
Capital expenditures:
Intangible assets	79,808
Goodwill	$ 3,585,883